Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 47,017	$ 15,915
Allowance for doubtful accounts	(1,220)	(1,221)
Total	$ 45,797	$ 14,694